Long term debt, current and non-current (Tables)	6 Months Ended
Jun. 30, 2014
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	June 30, 2014	December 31, 2013
Royal Bank of Scotland - Revolving credit facility	$98,700	$98,700
Less related unamortized deferred financing costs	(501)	(598)
Total	$98,199	$98,102